Basis of preparation - Significant accounting judgements and estimates (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 $ / MMBTU $ / bbl	Dec. 31, 2025 $ / bbl $ / MMBTU
Basis of preparation [Line Items]
Discount rate used in current estimate of value in use, after tax	8.00%	8.00%
Later than one year and not later than six years
Basis of preparation [Line Items]
Long-term price assumptions used in value-in-use impairment testing | $ / bbl	80	70
Not later than one year [member]
Basis of preparation [Line Items]
Long-term price assumptions used in value-in-use impairment testing | $ / MMBTU	3.34	3.80